UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                                                  [ ]
                                        ---------

Post-Effective Amendment No.               67        (File No. 2-47430)      [X]
                                        ---------            and
                                                     (File No. 2-29358)
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.             29        (File No. 811-1674)                      [X]
                      ---------

                        (Check appropriate box or boxes.)

                        IDS Life Variable Annuity Fund B
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                           (Exact Name of Registrant)

                           IDS Life Insurance Company
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                               (Name of Depositor)

70100 AXP Financial Center, Minneapolis, MN                                55474
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(Address of Depositor's Principal Executive Offices)                  (Zip Code)

Depositor's Telephone Number, including Area Code                 (612) 671-3678
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      Mary Ellyn Minenko, 50607 AXP Financial Center, Minneapolis, MN 55474
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                     (Name and Address of Agent for Service)

It  is proposed that this filing will become effective (check appropriate box)
   [ ] immediately  upon  filing  pursuant to  paragraph  (b)
   [ ] on (date) pursuant to paragraph (b)
   [X] 60 days after filing pursuant to paragraph (a)(1)
   [ ] on (date) pursuant to paragraph (a)(1) of rule 485

If appropriate, check the following box:
   [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

Sept. 10, 2004

IDS Life

Variable Annuity Fund B

INDIVIDUAL SINGLE PAYMENT IMMEDIATE COMBINATION FIXED/VARIABLE ANNUITY CONTRACT

INDIVIDUAL SINGLE PAYMENT DEFERRED COMBINATION FIXED/VARIABLE ANNUITY CONTRACT

INDIVIDUAL FLEXIBLE PAYMENT DEFERRED COMBINATION FIXED/VARIABLE ANNUITY
CONTRACT

GROUP FLEXIBLE PAYMENT DEFERRED COMBINATION FIXED/VARIABLE ANNUITY CONTRACT

Issued by:     IDS Life Insurance Company (IDS Life)

               70100 AXP Financial Center
               Minneapolis, MN 55474
               Telephone: (800) 862-7919

               Account: IDS Life Variable Annuity Fund B

New IDS Life Variable Annuity Fund B contracts are not currently being offered.

This prospectus contains information that you should know before investing. A prospectus is also available for AXP(R) Variable Portfolio - Core Equity Fund. Please read the prospectuses carefully and keep them for future reference.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC, and is available without charge by contacting IDS Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the contract are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Be sure to ask your sales representative about the contract's features, benefits, risks and fees.

This prospectus provides a general description of the contract. Your actual contract, and any riders or endorsements, are the controlling documents.

IDS Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectus. Do not rely on any such information or representations.

IDS Life and its affiliated insurance companies offer several different annuities that your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

Table of Contents

Key Terms .................................................

The Contract in Brief .....................................

Expense Summary ...........................................

Condensed Financial Information (Unaudited)................

Financial Statements ......................................

The Variable Account and the Fund .........................

The Fixed Account .........................................

Buying Your Contract.......................................

Charges ...................................................

Valuing Your Investment ...................................

Making the Most of Your Contract ..........................

Surrenders ...............................................

TSA - Special Surrender Provisions .......................

Changing Ownership ........................................

Benefits in Case of Death .................................

Special Features of the Group Contract ....................

The Annuity Payout Period .................................

Taxes......................................................

Voting Rights .............................................

About the Service Providers ...............................

Table of Contents of the
   Statement of Additional Information ....................

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2 -- IDS Life Variable Annuity Fund B
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Key Terms

These terms can help you understand details about the contract.

Accumulation unit: A measure of the value of the variable account before annuity payouts begin.

Accumulation value: The total value of your deferred contract before we deduct any applicable charges.

Annuitant: The person on whose life or life expectancy the annuity payouts are based.

Annuity payouts: An amount paid at regular intervals under one of several plans.

Assumed investment rate: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your deferred contract. The standard assumed investment rate we use is 5% but you may request we substitute a different assumed investment rate.

Beneficiary: The person you designate to receive benefits in case of the annuitant's death while the contract is in force.

Close of business: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

Contract: An annuity contract, or a certificate we deliver to a participant that represents that person's participation in the group contract, that provides for lifetime or other forms of payouts beginning at a specified time. This prospectus describes the following types of contracts for use with tax-deferred retirement plans:

o    an individual single payment immediate contract;

o    an individual single payment deferred contract;

o    an individual flexible payment deferred contract; and

o    a group flexible payment deferred contract.

Contract year: A period of 12 months, starting on the effective date of your contract or certificate and on each anniversary of the effective date.

Fixed account: An account to which you may allocate purchase payments or transfers. Amounts you allocate to this account earn interest at rates that we declare periodically.

Fund: The investment option under your contract. You may allocate your purchase payments or transfers into the variable account investing in shares of this fund.

IDS Life: In this prospectus, "we," "us," "our" and "IDS Life" refer to IDS Life Insurance Company.

Owner: The person or party entitled to ownership rights stated in the contract and in whose name the contract is issued.

Participant: An eligible employee or other person named in the certificate who has all rights under the certificate, except as reserved by the owner of the contract.

Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

o Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

o    Roth IRAs under Section 408A of the Code

o    Plans under Section 401(k) of the Code (Section 401(k) plans)

o Custodial and trusteed plans under Section 401(a) of the Code (Section 401(a) plans)

o    Tax-Sheltered Annuities under Section 403(b) of the Code (TSAs)

Your contract does not provide any necessary or additional tax deferral since it is used to fund a retirement plan that is already tax deferred.

Retirement date: The date when annuity payouts are scheduled to begin.

Surrender value: The amount you are entitled to receive if you make a full surrender from your deferred contract. It is the accumulation value minus any applicable charges.

Valuation date: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of the variable account on each valuation date. If we receive a purchase payment or any transaction request (such as a transfer or surrender request) at our home office before the close of business, we will process the payment or transaction using the accumulation unit value we

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3 -- IDS Life Variable Annuity Fund B
calculate on the valuation date we received the payment or transaction request. On the other hand, if we receive the purchase payment or transaction request at our home office at or after the close of business, we will process the payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

Variable account: A separate account to which you may allocate purchase payments; it invests in shares of one fund. The value of your investment in the variable account changes with the performance of the fund.

You, your: The owner of an individual contract or the participant in a group contract.

The Contract in Brief

Purpose: The purpose of the contract is to provide money for retirement. Under the contract, you can allocate one or more purchase payments or contributions to the fixed account and/or variable account. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout on a fixed or variable basis, or a combination of both.

The contract is designed to fund tax-deferred retirement plans including IRAs, Roth IRAs, Section 401(k) plans, Section 401(a) plans or TSAs. Therefore, the contract will not provide any necessary or additional tax deferral. However, the contract has features other than tax deferral that may help you in reaching your retirement goals. You should consult your tax advisor for an explanation of the tax implications to you.

Accounts: Currently, you may allocate your purchase payments between:

o the variable account that invests in a fund whose investment objective is long-term growth of capital. The value of the variable account varies with the performance of the fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the variable account. (p. )

o the fixed account, which earns interest at a rate that we adjust periodically. (p. )

Buying your contract: We no longer offer new contracts. (p.  )

Purchase payments / contributions:

o Under the individual single payment immediate contract, you made an initial purchase payment of at least $3,000. You cannot make additional purchase payments under this contract;

o Under the individual single payment deferred contract, you made an initial purchase payment of at least $3,000. You cannot make additional purchase payments under this contract;

o Under the individual flexible payment deferred contract, you may make 10 or more annual purchase payments of at least $300 per year. Total purchase payments must equal at least $3,000; and

o Under the group flexible payment deferred contract you may make an annual contribution. The contribution must be at least $300 per year if your retirement date is 10 years or more from your certificate date. If your retirement date is less than 10 years from your certificate date, total contributions must equal at least $3,000 by your retirement date. (p. )

Transfers: Under a deferred contract, before the retirement date, you may give us written or telephone instructions to transfer the accumulation value between the fixed account and the variable account, subject to certain restrictions. You also may establish automated transfers between the accounts under any procedures that may currently be in effect. (p. )

Surrenders: You may surrender all or part of a deferred contract any time before the retirement date by giving us written or telephone instructions, subject to certain restrictions. You also may establish automated partial surrenders. You will pay income tax on the taxable part of your surrender and you may have to pay an IRS penalty tax if you surrender part or all of your contract before reaching age 59 1/2. You should consult a tax advisor before making a surrender request. (p. )

Changing ownership: Restrictions apply concerning change of ownership rights under a contract.

Benefits in case of death: Under a deferred contract, if the annuitant dies before annuity payouts begin and while the contract is in force, we will pay the beneficiary an amount at least equal to the accumulation value of the contract to the participant's account, as applicable. (p. )

Annuity payouts: You can select how you want annuity payouts made and when they are to begin. You may choose from a variety of plans to make sure that payouts continue as long as you like. We can make payouts on a fixed or variable basis, or both. (p. )

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4 -- IDS Life Variable Annuity Fund B
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Taxes: Your contract generally grows tax deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. You pay taxes on the payouts you receive under an immediate annuity contract. (p. )

Limitations on use of contract: If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block your access to accumulation values. Under these circumstances we may refuse to implement requests for transfers, surrenders or death benefits, until instructions are received from the appropriate governmental authority.

Expense Summary

The following tables describe the fees and expenses that are paid when buying and owning the contract. The first table describes the fees and expenses that you paid at the time that you bought the contract. There is no charge for a full or partial surrender of your deferred contract. State premium taxes also may be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

Sales and Administrative Charge

(Deductions from purchase payments. The net amount invested is total purchase payments minus the deduction for the sales and administrative charge.)

Single payment contract, 1972 Series

                                                                                       Total charge            Total deduction
Part of the                             Deduction              Deduction for         as percentage of         as percentage of
total purchase                          for sales             administrative          total purchase             net amount
payment                                  charge                   charge                  payment                 invested
First $1,500                              13.0%                    2.0%                  15.0%                     17.65%
Next $48,500                               3.0                     1.0                    4.0                       4.17
Over $50,000                               1.5                     0.5                    2.0                       2.04

Flexible payment contract, 1972 Series
                                                                                       Total charge            Total deduction
Part of the                             Deduction              Deduction for         as percentage of         as percentage of
total purchase                          for sales             administrative          total purchase             net amount
payment                                  charge                   charge                  payment                 invested
First $1,500                              13.0%                    2.0%                  15.0%                     17.65%
Next $48,500                               2.0                     2.0                    4.0                       4.17
Over $50,000                               0.5                     1.5                    2.0                       2.04

Single and flexible payment contracts, 1971 Series
                                                                                       Total charge            Total deduction
Part of the                             Deduction              Deduction for         as percentage of         as percentage of
total purchase                          for sales             administrative          total purchase             net amount
payment                                  charge                   charge                  payment                 invested
First $1,000                                 18%                   2.0%                   20%                      25.00%
Next $49,000                                3.0                    1.0                   4.0                        4.17
Over $50,000                                1.5                    0.5                   2.0                        2.04

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5 -- IDS Life Variable Annuity Fund B
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
Single and flexible payment contracts, 1969 Series
                                                                                       Total charge            Total deduction
Part of the                             Deduction              Deduction for         as percentage of         as percentage of
total purchase                          for sales             administrative          total purchase             net amount
payment                                  charge                   charge                  payment                 invested
First $1,000                                 18%                   2.0%                   20%                      25.00%
Next $49,000                                2.0                    2.0                   4.0                        4.17
Over $50,000                                1.5                    0.5                   2.0                        2.04

Group flexible payment contract
                                                                                       Total charge            Total deduction
Part of the                             Deduction              Deduction for         as percentage of         as percentage of
total purchase                          for sales             administrative          total purchase             net amount
payment                                  charge                   charge                  payment                 invested
First $10,000                               3.75%                  2.0%                  5.75%                      6.10%
Next $40,000                                2.0                    2.0                   4.0                        4.17
Excess over $50,000                         0.5                    1.5                   2.0                        2.04

Under a Distribution and Services Agreement, IDS Life is the principal underwriter of the contracts and performs all sales and administrative duties. It pays salaries, sales commissions, legal, accounting, auditing or actuarial fees, and death benefits under the deferred contracts.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average daily variable account value)

Mortality and expense risk assurance fee                                  1%

ANNUAL OPERATING EXPENSES OF THE FUND

The next table describes the operating expenses of the fund. This table shows the fees and expenses charged by the fund. More detail concerning the fund's fees and expenses is contained in the prospectus for the fund.

Total annual operating expense for the fund
(As a percentage of average daily net assets)

                                               Management       Gross
                                                  total          fees
                                                 annual        expenses
AXP(R) Variable Portfolio -
   Core Equity Fund                               .40%           .40%



Examples

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include your sales and administrative charge, variable account annual expenses and fund fees and expenses.

These examples assume that you invest $10,000 in an individual flexible payment contract or in a group flexible payment contract for the time periods indicated. These examples also assume that your investment has a 5% return each year.

Maximum Expenses. This example assumes the maximum fees and expenses. Although your actual costs may be higher or lower, based on this assumption, your costs would be:

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6 -- IDS Life Variable Annuity Fund B

Individual flexible payment contract
                                         1 year    3 years  5 years   10 years
                                            $          $       $         $
Group flexible payment contract
                                         1 year    3 years  5 years   10 years
                                            $          $       $          $

Minimum Expenses. This example assumes the minimum fees and expenses. Although your actual costs may be higher or lower, based on this assumption, your costs would be:

Individual flexible payment contract
                                         1 year    3 years  5 years   10 years
                                            $          $       $          $

Group flexible payment contract
                                         1 year    3 years  5 years   10 years
                                            $          $       $          $

Condensed Financial Information
(Unaudited)

The following table gives per-unit information about the financial history of the variable account.

[To be updated on amendment]

Financial Statements

You can find our audited financial statements and the audited financial statements of the variable account in the SAI.

The Variable Account and the Fund

The variable account: The variable account was established under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contract are general obligations of IDS Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of the variable account only to that variable account. State insurance law prohibits us from charging the variable account with liabilities of any other variable account or of our general business. The variable account's net assets are held in relation to the contracts described in this prospectus.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

The fund: You may allocate purchase payments and transfers to the variable account that invests in shares of AXP(R) Variable Portfolio - Core Equity Fund. The fund was established on March 18, 2004. The fund's investment objective is long-term growth of capital. The fund invests primarily in U.S. common stocks of companies with market capitalization of at least $5 billion. American Express Financial Corporation (AEFC) is the investment adviser.

The fund underlying the contract in which the variable account invests may have a name, portfolio manager, objective, strategies and characteristics that are the same or substantially similar to those of a publicly traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly traded retail mutual fund. The underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of the underlying fund may differ significantly from any publicly traded retail mutual fund.

The investment adviser cannot guarantee that the fund will meet its investment objective. Please read the fund's prospectus for facts you should know before investing. The fund's prospectus is available by contacting us at the address or telephone number on the first page of this prospectus.

The fund intends to comply with the diversification requirements under Section 817(h) of the Code.

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7 -- IDS Life Variable Annuity Fund B
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The Fixed Account

You also may allocate purchase payments and transfers to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on our continued claims-paying ability. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit interest daily and compound it annually. The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing the contract, the rates currently in effect for new and existing company annuities, product design, competition, and our revenues and expenses.

We are not required to register interests in the fixed account with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract" for restrictions on transfers involving the fixed account.)

Buying Your Contract

New contracts are not currently being offered.

This prospectus describes the following types of qualified annuities:

o Individual single payment immediate contract. You made a single purchase payment. Annuity payouts started within 60 days after we approved your application.

o Individual single payment deferred contract. You made a single purchase payment. Annuity payouts are deferred until some future date.

o Individual flexible payment deferred contract. You make purchase payments in installments over one or more years. Annuity payouts begin at some future date after you have paid all installments.

o Group flexible payment deferred contract. This contract provides benefits under TSA plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code. The master contract is issued to the employer as owner and provides benefits for all TSA plan participants. Each participant may elect from several annuity payout options that provide for annuity payouts at some future date.

The owner has all rights and may receive all benefits under the contract. However, under certain tax-deferred retirement plans, you may participate in the contract's benefits even if you are not the owner.

We applied the initial purchase payment within two business days after we received it at our home office. However, we will credit additional purchase payments to the accounts on the valuation date we receive them. If we receive an additional purchase payment at our home office before the close of business, we will credit any portion of that payment allocated to the variable account using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our home office at or after the close of business, we will credit any portion of that payment allocated to the variable account using the accumulation unit value we calculate on the next valuation date after we received the payment.

THE RETIREMENT DATE

Annuity payouts are scheduled to begin on the retirement date.

o For an individual single payment immediate contract, you selected the retirement date on your application. The retirement date was no later than 60 days after the application date.

o For an individual single payment deferred contract, you selected the retirement date on your application. The retirement date was at least 60 days after the application date. You can change the retirement date at any time not less than 30 days before annuity payouts are to begin.

o For an individual flexible payment deferred contract, you selected the retirement date on your application. You can change the retirement date at any time not less than 30 days before annuity payouts are to begin.

o For a group flexible payment deferred contract, you selected the retirement date on your statement of participation. The retirement date must be at least so many years after the certificate date that the number of years multiplied by the annual purchase payment equals or exceeds $3,000. You can change the retirement date at any time not less than 30 days before annuity payouts are to begin.

To comply with IRS regulations, the retirement date generally must be:

o for Roth IRAs, no later than the contract anniversary nearest the annuitant's 75th birthday.

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8 -- IDS Life Variable Annuity Fund B

o for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

o for all other contracts, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you satisfy your required minimum distributions by some other IRS approved method, or in the form of partial surrenders under the contract, annuity payouts can start as late as the annuitant's 75th birthday.

BENEFICIARY

Under a deferred contract, if death benefits become payable before the retirement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the accumulation value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS / CONTRIBUTIONS

o Under an individual single payment immediate contract, you made an initial purchase payment of at least $3,000. You cannot make additional purchase payments under this contract.

o Under an individual single payment deferred contract, you made an initial purchase payment of at least $3,000. You cannot make additional purchase payments under this contract.

o Under an individual flexible payment deferred contract, you may make 10 or more purchase payments of at least $300 per year. Total purchase payments must equal at least $3,000. If paying by installments under a scheduled payment plan, the minimum allowable purchase payment is $25 per month or $11.54 biweekly. We may limit the total purchase payments you can make, but will not do so until you have paid in $100,000 for one annuitant. You may not make additional purchase payments after the retirement date or the contract anniversary date nearest the annuitant's 75th birthday, whichever comes first. Your purchase payments must meet the limits imposed by the Code and the tax-deferred retirement plan itself.

o Under a group flexible payment deferred contract, you may make contributions of at least $300 per year if your retirement date is 10 years or more from your certificate date. If your retirement date is less than 10 years from your certificate date, total contributions must equal at least $3,000 by your retirement date. Your annual contributions may increase within the contribution limits provided by the Code. However, if your annual contributions total more than twice that of the very first annual contribution, we reserve the right to place further conditions on contributions.

HOW TO MAKE PURCHASE PAYMENTS / CONTRIBUTIONS

1 By letter

Send your check, along with your name and contract number to:

IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474

2 By scheduled payment plan

Your sales representative can help you set up:

o automatic payroll deductions, salary reduction contributions or another group billing arrangement; or

o    a bank authorization.

Charges

COMBINED SALES AND ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records and to pay for service in connection with your contract.

For the single payment and flexible payment contracts (1972 Series), the deduction is 15% of the first $1,500 of your total purchase payments, 4% of the next $48,500 and 2% of your total purchase payments in excess of $50,000.

For the single payment and flexible payment contracts (1971 and 1969 Series), the deduction is 20% of the first $1,000 of your total purchase payments, 4% of the next $49,000 and 2% of your total purchase payments in excess of $50,000.

For the group flexible payment contract, the deduction is 5.75% of the first $10,000 of your total contributions, 4% of the next $40,000 and 2% of your total contributions in excess of $50,000.

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9 -- IDS Life Variable Annuity Fund B
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MORTALITY AND EXPENSE RISK ASSURANCE FEE

We charge this fee daily to your variable account. The unit values of your variable account reflect this fee and it totals 1% of the variable account's average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk assurance fee.

Expense risk arises because we cannot increase the sales and administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk assurance fee if future expenses are less than expected.

The variable account pays us the mortality and expense risk assurance fee it accrues as follows:

o first, to the extent possible, the variable account pays this fee from any dividends distributed from the fund in which it invests;

o then, if necessary, the fund redeems shares to cover any remaining fees payable.

We may use any profits we realize from the variable account's payment of the mortality and expense risk assurance fee for any proper corporate purpose.

SURRENDER CHARGE

There is no charge for surrendering all or part of your contract.

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon the state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium taxes when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when purchase payments are made or when you surrender your contract.

Valuing Your Investment

We value your accounts as follows:

FIXED ACCOUNT

We value the amounts allocated to the fixed account directly in dollars. The fixed account value equals:

o the sum of your purchase payments and transfer amounts allocated to the fixed account;

o    plus interest credited; and

o    minus the sum of amounts surrendered and amounts transferred out.

VARIABLE ACCOUNT

We convert amounts you allocate to the variable account into accumulation units. Each time you make a purchase payment or transfer into the variable account, we credit a certain number of accumulation units to your contract for that account. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender or you transfer amounts out of the variable account.

The accumulation units are the true measure of investment value in the variable account during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the account invests.

The dollar value of each accumulation unit can rise or fall daily depending on variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

Number of units: to calculate the number of accumulation units for the variable account we divide your investment by the current accumulation unit value.

Accumulation unit value: the current accumulation unit value for the variable account equals the last value times the account's current investment factor.

We determine the investment factor by:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

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10 -- IDS Life Variable Annuity Fund B
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o    dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense assurance risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in the variable account.

Factors that affect variable account accumulation units: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

o    additional purchase payments you allocate to the variable account;

o    transfers into or out of the variable account; and/or

o    partial surrenders.

Accumulation unit values will fluctuate due to:

o    changes in fund's net asset value;

o    dividends distributed to the variable account;

o    capital gains or losses of the fund;

o    fund operating expenses; and/or

o    mortality and expense risk assurance fees.

SPLITTING UNITS

We can split accumulation units. We will do so only if it is in the best interests of the contract owner and IDS Life.

Making the Most of Your Contract

Automated Partial Surrenders and Transfers

We currently allow deferred contract owners to establish automated partial surrenders of accumulation values. You can establish automated partial surrenders through a one-time written or telephone request to us.

The minimum partial surrender amount is $50. You can make the surrender on a monthly, quarterly, semiannual or annual basis. You may start or stop this service at any time, but you must give us 30 days' notice to change any automated surrender instructions that are currently in place. Automated partial surrenders are subject to all of the other contract provisions and terms including provisions relating to the transfer of money between accounts. Automated partial surrenders are not available for 1969 Series contracts that were issued prior to May 1971.

The balance in your account from which you make an automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate. If we must suspend your arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

Automated partial surrenders may result in income taxes and IRS penalty taxes being applied to all or a portion of the amount surrendered. (See "Surrenders" and "Taxes.") Consult your tax advisor if you have any questions about the taxation of your contract.

Under some contracts, applicable law may restrict automated partial surrenders. When automated partial surrenders are in effect, additional purchase payments may not be appropriate and, therefore, are not permitted.

You also may be able to make automated transfers from the variable account to the fixed account according to any automated transfer procedures that are currently in effect. Please contact your sales representative for more information.

TRANSFERRING BETWEEN ACCOUNTS

Under a deferred contract, you can transfer accumulation values of at least $250 from the variable account to the fixed account or from the fixed account to the variable account once each contract year. This right ends 30 days before annuity payouts begin. Currently, we do not intend to limit the number of transfers from the variable account to the fixed account; however, we limit transfers from the fixed account to the variable account to once each contract year.

You may make your request to us in writing or by any other method acceptable to us. We will process your transfer on the valuation date we receive your request. If we receive your transfer request at our home office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request. If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

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HOW TO REQUEST A TRANSFER OR SURRENDER

1 By letter

Send your name, contract number, Social Security Number or Taxpayer Identification Number (TIN)* and signed request for a transfer or surrender to:

IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474

* Failure to provide TIN may result in mandatory tax withholding on the taxable portion of the distribution.

2 By phone

Call between 7 a.m. and 10 p.m. Central time:
(800) 862-7919

TTY service for the hearing impaired:
(800) 285-8846

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

Surrenders

You can surrender all or part of your deferred contract any time before the retirement date. You cannot surrender the contract in whole or in part after annuity payouts have started unless the remaining payouts are not dependent on life contingencies. (See "The Annuity Payout Period - Annuity Payout Plans" and "Making the Most of Your Contract - Automated Partial Surrenders and Transfers.")

You may make your request to us in writing or by any other method acceptable to us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our home office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our home office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. You cannot surrender part of your contract if the remaining accumulation value will be less than $20, and you cannot repay any amount you surrender.

You may receive extra money if our state premium tax liability is reduced as a result of your surrender. If it is, you will receive either the amount of the reduction or the amount already deducted from your purchase payments for premium taxes, whichever is less.

Your surrender may result in adverse tax consequences. Consult a qualified tax advisor before requesting a surrender.

RECEIVING PAYMENT

1 By regular or express mail

o    payable to you;

o    mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

2 By wire

o    request that payment be wired to your bank;

o    bank account must be in the same ownership as your contract; and

o    pre-authorization required.

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12 -- IDS Life Variable Annuity Fund B
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NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

     -- the surrender amount includes a purchase payment check that has not cleared;

     --  the NYSE is closed, except for normal holiday and weekend closings;

     --  trading on the NYSE is restricted, according to SEC rules;

     -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

     -- the SEC permits us to delay payment for the protection of security holders.

TSA - Special Surrender Provisions

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

o Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

     --  you are at least age 59 1/2;

     --  you are disabled as defined in the Code;

     --  you severed employment with the employer who purchased the contract;
         or

     --  the distribution is because of your death.

o If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all accumulation values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

o Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes.")

o The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

o The above restrictions on distributions do not affect the availability of the amount transferred or rolled over to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of accumulation values within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

PARTICIPANTS IN THE TEXAS OPTIONAL RETIREMENT PROGRAM

You cannot receive distributions before retirement unless you become totally disabled or end your employment at a Texas college or university. This restriction affects your right to:

o    surrender all or part of your contract at any time; and

o    move up your retirement date.

These restrictions are based on an opinion of the Texas Attorney General interpreting Texas law.

Changing Ownership

The contract cannot be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us. However, if the contract is owned by a custodian or trust or by an employer as part of a tax-deferred retirement plan, the custodian, trust or employer may transfer ownership of the contract to the annuitant. The change will become binding on us when we receive and record it. We will honor a change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take responsibility for the validity of the change.

Benefits in Case of Death

Under a deferred contract, if the annuitant dies before annuity payouts begin and while the contract is in force, we will pay the beneficiary the greater of:

o    the sum of all purchase payments minus surrenders; or

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13 -- IDS Life Variable Annuity Fund B
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o    the accumulation value of the contract.

Under the group contract, if the participant dies before annuity payments begin and while the contract is in force, we will pay the beneficiary the greater of:

o    the sum of all purchase payments minus surrenders; or

o    the accumulation value of the participant's account.

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the accumulation value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law.

Death benefit in a lump sum: We may pay all or part of the death benefit to your beneficiary in a lump sum. With certain exceptions, we may deposit this lump sum death benefit payment into a Membership Banking Interest-Checking account on your beneficiary's behalf, unless your beneficiary elects otherwise. This checking account is issued by our affiliate, American Express Bank, FSB and is FDIC insured up to $100,000. Your beneficiary will receive a checkbook to provide access to the death benefit payment.

Annuity payout plan: If the annuitant's death occurs after annuity payouts have begun, we will continue to pay any remaining guaranteed annuity payouts to the beneficiary until the end of the guaranteed period.

Special Features of the Group Contract

Modifications: From time to time, we may modify the group contract in order to conform the contract to or provide the benefit of any federal or state law or any IRS rule or regulation. We also reserve the right to make certain other modifications to the contract. We will give the owner at least 90 days' notice of any such modification.

Experience rating: The group contract provides for experience rating at our discretion. If the charges made by us for mortality and expense risk assurances exceed the expenses incurred, we may allocate all, a portion, or none of the excess as an experience rating credit. No experience rating credits have been paid to date. We will determine the experience rating credit, if any, that accrues to any group contract annually on each contract anniversary. We will determine application of the credit accruing to any group contract in one of two ways:

o    by a reduction in the amount deducted from subsequent contributions; or

o by the crediting of a number of additional units equal in value to the amount of the credit due (such additional units will be credited without the deduction imposed on purchase payments).

Suspension: We may suspend a group contract upon at least 90 days' written notice to the owner if there have not been any contributions made during the contract year immediately preceding the notice. An owner may suspend a contract upon written notice to us at least 90 days in advance of the effective date of the suspension. Upon suspension, we may refuse to accept further contributions. Suspension will not affect the units previously credited to any participant.

Termination of contributions: Upon termination of contributions with respect to a participant for any reason prior to the retirement date, the participant may elect either to withdraw the value of his or her total account, or leave the total account in force under the contract until its value is withdrawn as a surrender, paid upon the death of the participant, or used to provide annuity payouts for the participant. When a participant's variable account is left in force under the contract, the account will continue to reflect the net investment experience of the variable account. If the participant's total account value is less than $1,000, we may fulfill our obligations with respect to a participant by payment of the value in a lump sum.

The Annuity Payout Period

You have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements.

The contract allows you to determine whether we will make payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available for annuity payouts under the plan you select is the accumulation value on your retirement date (less any applicable premium tax).

Amounts of fixed and variable payouts depend on:

o    the annuity payout plan you select;

o    the annuitant's age;

o    the annuity table in the contract; and

o    the amounts allocated to the accounts on the retirement date.

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14 -- IDS Life Variable Annuity Fund B
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In addition, for variable payouts only, amounts depend on the investment performance of the variable account. These payouts will vary from month to month because the performance of the fund will fluctuate. (Fixed payouts remain the same from month to month.)

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payout for each $1,000 of accumulation value according to the age and, when applicable, the sex of the annuitant. Where required by law, we will use a unisex table of settlement rates.

Schedule A shows the amount of the first monthly variable payout assuming the accumulation value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on any other such rate agreed upon by us and permitted by law. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using a 5% assumed investment rate instead of a lower assumed investment rate results in a higher initial payout, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Schedule B shows the minimum amount of each fixed payout. Amounts in Schedule B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Schedule B. We will furnish these rates to you upon request.

Annuity Payout Plans

You may have selected on your application or statement of participation how you want annuity payouts made and when the payouts are to begin. If you have a deferred contract, you may change your payout plan at any time at least 30 days before the retirement date.

Here are the plans available for all contracts described in this prospectus:

Plan A: Life annuity -- no refund: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death; we will not make any further payouts. This means that if the annuitant dies after we have made only one monthly payout, we will not make any more payouts.

Plan B: Life annuity with five, ten or 15 years certain: We make monthly payouts until the annuitant's death, with our guarantee that we will make payouts for a period of at least five, ten or 15 years as you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period has expired. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

Plan C: Life annuity -- installment refund: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

Plan D: Joint and last survivor life annuity - no refund or installment refund:
We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant unless you ask for the Plan D option. This provides payouts for a guaranteed period described in Plan B or in Plan C above, as you elect.

Annuity payout plan requirements: You have the responsibility for electing a payout plan that complies with your contract and with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

o in equal or substantially equal payouts over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

o in equal or substantially equal payouts over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

A beneficiary of a contract may ask for a lump-sum payout under Plan B or Plan
C. We will not grant the request if you asked us not to.

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15 -- IDS Life Variable Annuity Fund B
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If you have not selected a plan by at least 30 days before the retirement date, we will make payouts under Plan B with 120 guaranteed monthly payouts unless this option is contrary to applicable provisions of the Code. Accumulation values that you have allocated to the fixed account will provide fixed-dollar payouts while the remaining accumulation values will provide variable payouts.

If the value of the contract is less than $2,000 on the retirement date, we may pay the accumulation value in a lump sum.

Taxes

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of your contract is taxable to you only when you receive a payout or surrender (however, see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income normally are taxable. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records.

Adverse tax consequences may result if you do not ensure that purchase payments, contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your tax-deferred retirement plan's summary plan description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

Because your contract funds an IRA, Roth IRA, Section 401(k) plan, Section 401(a) plan or TSA that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund a 401(k) plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

Annuity payouts: Under a qualified annuity except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a tax-deferred retirement plan and you or your employer have contributed after-tax dollars.

Annuity payouts from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five-year holding period.

Surrenders: Under a qualified annuity except a Roth IRA, the entire surrender generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a tax-deferred retirement plan and you or your employer have contributed after-tax dollars.

Surrenders from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five-year holding period.

Mandatory withholding: If you receive directly all or part of the accumulation value from a qualified annuity (except an IRA or Roth IRA), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if:

o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan:

o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and a designated beneficiary);

o    the payout is a minimum distribution required under the Code;

o    the payout is made on account of an eligible hardship; or

o    the payout is a corrective distribution.

Payouts made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

Elective withholding: If the distribution is not subject to mandatory withholding as described above, you can elect not to have any withholding occur. To do this you must provide us with a valid Social Security Number or TIN.

If you do not make this election and if the payout is part of an annuity payout plan, the amount of withholding generally is computed using payroll tables. You can provide us with a statement of how many exemptions to use in calculating the withholding.

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16 -- IDS Life Variable Annuity Fund B
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If the distribution is any other type of payment (such as a partial or full surrender), withholding is computed using 10% of the taxable portion.

The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding.

Penalties: If you receive amounts from your contract (or, if applicable, from the plan) before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o    because of your death;

o    because you become disabled (as defined in the Code);

o if the payout is part of a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and a designated beneficiary);

o if the distribution is made following severance from employment after you attain age 55 (for TSAs and contracts funding 401(a) and 401(k) plans only); or

o    to pay certain medical or education expenses (for IRAs only).

Death benefits to beneficiaries: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payouts from the qualified annuity. If, under your 401(k) plan you or your employer made after-tax contributions to your contract, or if you make non-deductible contributions to an IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

IDS Life's tax status: We are taxed as a life insurance company under the Code. For federal income tax purposes, the variable account is considered a part of our company, although its operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which the variable account invests and becomes part of the variable account's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the variable account for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

Voting Rights

You may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes is determined by applying the percentage interest in the variable account to the total number of votes allowed to the account.

After annuity payouts begin, the number of votes is equal to:

o    the reserve held in the variable account, divided by

o    the net asset value of one share of the fund.

As we make annuity payouts, the reserve held in the variable account decreases; therefore, the number of votes also will decrease.

We will send notice of meetings, proxy materials and a statement of the number of votes to which the voter is entitled.

--------------------------------------------------------------------------------
17 -- IDS Life Variable Annuity Fund B

We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

About the Service Providers

ISSUER AND PRINCIPAL UNDERWRITER

IDS Life issues and is the principal underwriter for the contract. IDS Life is a stock life insurance company organized in 1957 under the laws of the State of Minnesota and is located at 70100 AXP Financial Center, Minneapolis, MN 55474. IDS Life conducts a conventional life insurance business.

IDS Life is a wholly-owned subsidiary of AEFC, which itself is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City. The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services.

LEGAL PROCEEDINGS

[To be updated on amendment]

Table of Contents of the Statement of Additional Information

      Calculating Annuity Payouts......................p. 3

      Rating Agencies..................................p. 4

      Principal Underwriter............................p. 4

      Independent Auditors.............................p. 4

      Financial Statements

IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN  55474
(800) 862-7919

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                        IDS LIFE VARIABLE ANNUITY FUND B

                                 Sept. 10, 2004



IDS Life Variable Annuity Fund B is a separate account established and maintained by IDS Life Insurance Company (IDS Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below.

IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919

Table of Contents

Calculating Annuity Payouts                              p.   3

Rating Agencies                                          p.   4

Principal Underwriter                                    p.   4

Independent Auditors                                     p.   4

Financial Statements

--------------------------------------------------------------------------------
2 -- IDS LIFE VARIABLE ANNUITY FUND B

Calculating Annuity Payouts

THE VARIABLE ACCOUNT

The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payout, we:

o determine the dollar value of your contract on the valuation date and deduct any applicable premium tax; then

o apply the result to the annuity table contained in the contract, or another table at least as favorable.

The annuity table shows the amount of the first monthly payout for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your variable account to annuity units. To compute the number of units credited to you, we divide the first monthly payout by the annuity unit value (see below) on the valuation date that falls on (or closest to the valuation date that falls before) the seventh calendar day before the retirement date. The number of units in your variable account is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o    the annuity unit value on the valuation date by;

o    the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for the variable account. To calculate later values we multiply the last annuity value by the product of:

o    the investment factor; and

o    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Investment Factor: We determine the investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o    dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk assurance fee from the result.

Because the net asset value of the fund may fluctuate, the investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a variable account.

THE FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then

o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

--------------------------------------------------------------------------------
3 -- IDS LIFE VARIABLE ANNUITY FUND B

Rating Agencies

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the variable account. This information generally does not relate to the management or performance of the variable account.

For detailed information on the agency ratings given to IDS Life, refer to the American Express Web site at (americanexpress.com/advisors) or contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                                       www.ambest.com
Fitch                                           www.fitchratings.com
Moody's                                         www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Principal Underwriter

IDS Life serves as principal underwriter for the contract, which it offers on a continuous basis. IDS Life is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). Our sales representatives are licensed insurance and annuity agents and are registered with the NASD as our representatives. IDS Life is ultimately controlled by American Express Company. IDS Life currently pays underwriting commissions for its role as principal underwriter. For the past three years, the aggregate dollar amount of underwriting commissions paid in its role as principal underwriter has been: 2003: $39,181,124; 2002: $37,418,102; and 2001:
$41,792,624. IDS Life retains no underwriting commission from the sale of the contract.

Independent Auditors

The financial statements appearing in this SAI have been audited by Ernst & Young LLP, 220 South Sixth Street, Suite 1400, Minneapolis, MN 55402, independent auditors, as stated in their report appearing herein.

Financial Statements

[to be inserted on amendment]

--------------------------------------------------------------------------------
4 -- IDS LIFE VARIABLE ANNUITY FUND B

PART C.

Item 24. Financial Statements and Exhibits

(a)      Financial Statements included in Part B of this Registration Statement:

         IDS Life Variable Annuity Fund B: To be filed by amendment.

         IDS Life Insurance Company: To be filed by amendment.

(b)  Exhibits

1. Resolution of the Executive Committee of the Board of Directors of Investors Syndicate Life Insurance and Annuity Company dated May 10, 1968, filed as Exhibit 1 to Registrant's Registration Statement No. 2-29358 filed on June 14, 1968, and refiled electronically April 27, 1994 as Exhibit 1 with Post-Effective Amendment No. 55, is incorporated herein by reference.

2.       Not Applicable.

3.       Distribution Agreement to be filed by amendment.

4. Contracts filed as Exhibit 4 to Registrant's Post-Effective Amendment No. 32 to Registration Statement No. 2-29358 filed on December 27, 1979, are incorporated herein by reference.

5.1 Form of Deferred and Immediate Annuity Application (Form 34530A) is filed electronically herewith.

5.2 Form of Deferred and Immediate Annuity Application (Form 34531) is filed electronically herewith.

5.3 Form of Master Application for Group Deferred Annuity Contract (Form 34532) is filed electronically herewith.

5.4 Form of Annuitant's Participation Application for Group Deferred Annuity (Form 34503) is filed electronically herewith.

6.1 Copy of Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Post-Effective Amendment No. 12 to Registration Statement No. 33-4173 is incorporated herein by reference.

6.2 Copy of Amended and Restated By-Laws of IDS Life Insurance Company filed electronically as Exhibit 6.2 to Post-Effective Amendment No. 33 to Registration Statement No. 2-73114 is incorporated herein by reference.

7.       Not Applicable.

8.       Not Applicable.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered to be filed by amendment.

10.      Consent of Independent Auditors to be filed by amendment.

11.      None.

12.      Not Applicable.

13.1 Power of Attorney to sign Amendments to this Registration Statement, dated April 15, 2004 filed electronically as Exhibit 17(d) to Registrant's Post-Effective Amendment No. 66 to Registration Statement No. 2-29358 filed on or about April 28, 2004, is incorporated herein by reference.

13.2 Power of Attorney to sign Amendments to this Registration Statement, dated July 7, 2004, is filed electronically herewith.

Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company)



Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company)
         --------------------------------------------------------------------

Name                    Principal Business Address*    Position and Offices with Depositor
------------------------------------------------------ ----------------------------------------

Gumer C. Alvero                                        Director and Executive Vice President
                                                       - Annuities

Timothy V. Bechtold                                    Director and President

Arthur H. Berman                                       Director and Executive Vice
                                                       President - Finance

Walter S. Berman                                       Vice President and Treasurer

Mark E. Schwarzmann                                    Director, Chairman of the Board
                                                       and Chief Executive Officer

Lorraine R. Hart                                       Vice President - Investments

Paul R. Johnston                                       Assistant General Counsel and Secretary

Michelle M. Keeley                                     Vice President - Investments

Christopher J. Kopka                                   Money Laundering Prevention Officer

Thomas W. Murphy                                       Vice President - Investments

Roger Natarajan                                        Director

Teresa J. Rasmussen                                    Vice President, General Counsel
                                                       and Assistant Secretary


Bridget Sperl                                          Executive Vice President - Client
                                                       Service

David K. Stewart                                       Vice President and Controller

Beth E. Weimer                                         Chief Compliance Officer

* Unless otherwise noted, the business address is 70100 AXP Financial Center, Minneapolis, MN 55474.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)


The following list includes the names of major subsidiaries of American Express Company.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Convertible Arbitage, LLC                                                 Delaware
     Advisory Quantitive Equity (General Partner) LLC                                   Delaware
     Advisory Select LLC                                                                Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Bank, FSB                                                         Federal
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Company                                                           New York
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express International Deposit Corporation                                 Cayman Island
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Property Casualty Insurance Agency                                Wisconsin
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     Boston Equity General Partner LLC                                                  Delaware
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Utah, Inc.                                                 Utah
     IDS Life Insurance Company                                                         Minnesota
     IDS REO1, LLC                                                                      Minnesota
     IDS REO2, LLC                                                                      Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Investors Syndicate Development Corporation - NV                                   Nevada
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware
     Realty Assets, Inc.                                                                Nebraska
     Securities America Financial Corporation                                           Nebraska
     Securities America Inc.                                                            Delaware
     Securities America Advisors, Inc.                                                  Nebraska
     Threadneedle International Limited                                                 England and Wales

Item 27. Number of Contractowners

         On June 30, 2004, there were 7,269 qualified contracts and 0 non-qualified contracts in IDS Life Variable Annuity Fund B.

Item 28. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.       Principal Underwriters

Item 29  Principal Underwriter (IDS Life Insurance Company)

(a) IDS Life is the principal underwriter, depositor, sponsor or investment adviser for IDS Life Variable Annuity Fund A, IDS Life Variable Annuity Fund B, IDS Life Series Fund, Inc., AXP Variable Portfolio - Income Series, Inc., AXP Variable Portfolio - Investment Series, Inc., AXP Variable Portfolio - Managed Series, Inc., AXP Variable Portfolio - Money Market Series, Inc., AXP Variable Portfolio - Partners Series, Inc., IDS Life Account MGA, IDS Life Account SBS, IDS Life Accounts F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ and TZ, IDS Life Variable Account 10, IDS Life Variable Life Separate Account and IDS Life Variable Account for Smith Barney.

(b)  As to each director, officer, or partner of the principal underwriter:

     Name and Principal Business Address*  Position and Offices with Underwriter
     ------------------------------------  -------------------------------------
     Gumer C. Alvero                       Director and Executive
                                           Vice President - Annuities

     Timothy V. Bechtold                   Director and President

     Arthur H. Berman                      Director and Executive Vice
                                           President - Finance

     Walter S. Berman                      Vice President and Treasurer

     Lorraine R. Hart                      Vice President - Investments

     Paul R. Johnston                      Assistant General Counsel and
                                           Secretary

     Michelle M. Keeley                    Vice President - Investments

     Christopher J. Kopka                  Money Laundering Prevention Officer

     Thomas W. Murphy                      Vice President - Investments

     Roger Natarajan                       Director

     Teresa J. Rasmussen                   Vice President, General Counsel
                                           and Assistant Secretary

     Mark E. Schwarzmann                   Director, Chairman of the Board and
                                           Chief Executive Officer

     Bridget Sperl                         Executive Vice President - Client
                                           Service

     David K. Stewart                      Vice President and Controller


     Beth E. Weimer                        Chief Compliance Officer

* Unless otherwise noted, the business address is 70100 AXP Financial Center, Minneapolis, MN 55474.


(c)

                        Net Underwriting
Name of Principal       Discounts and         Compensation on      Brokerage
Underwriter             Commissions           Redemption           Commissions           Compensation
-----------             -----------           ----------           -----------           ------------
IDS Life                $39,181,124           None                 None                  None


Item 30.       Location of Accounts and Records

               IDS Life Insurance Company
               70100 AXP Financial Center
               Minneapolis, MN

Item 31.       Management Services

               Not applicable.

Item 32.       Undertakings

               (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

               (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

               (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to IDS Life Contract Owner Service at the address or phone number listed in the prospectus.

               (d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28, 1988). Further, Registrant represents that it has complied with the provisions of paragraphs
                    (1)-(4) of that no-action letter.

               (e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company, on behalf of the Registrant, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Minneapolis, and State of Minnesota on the 12th day of July, 2004.

                                 IDS Life Variable Annuity Fund B
                                 ---------------------------------
                                           (Registrant)

                                 By: IDS Life Insurance Company
                                     ---------------------------
                                           (Depositor)



                                 By: /s/  Timothy V. Bechtold*
                                     -----------------------
                                          Timothy V. Bechtold
                                          President

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 12th day of July, 2004.


Signature                                     Title

/s/  Gumer C. Alvero*                         Director and Executive Vice
------------------------------------          President - Annuities
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                     Director and President
------------------------------------
     Timothy V. Bechtold

/s/  Arthur H. Berman*                        Director and Executive
------------------------------------          Vice President - Finance
     Arthur H. Berman                         (Principal Financial Officer)

/s/  Roger Natarajan*                         Director
------------------------------------
     Roger Natarajan

/s/  Mark E. Schwarzmann*                     Chairman of the Board of Directors
------------------------------------          and Chief Executive Officer
     Mark E. Schwarzmann                      (Chief Executive Officer)

/s/  David K. Stewart**                       Vice President and Controller
------------------------------------          (Principal Accounting Officer)
     David K. Stewart

 * Signed pursuant to IDS Life Insurance Company Power of Attorney, dated April 15, 2004, filed electronically as Exhibit 17(d) to Post-Effective Amendment No. 66, by:

** Signed pursuant to IDS Life Insurance Company Power of Attorney, dated July 7, 2004, filed electronically herewith as Exhibit 13.2 to Post-Effective Amendment No. 67, by:


/s/ Mary Ellyn Minenko
--------------------------------
    Mary Ellyn Minenko

                                CONTENTS OF THIS
                         POST-EFFECTIVE AMENDMENT NO. 67
                 TO REGISTRATION STATEMENT NO. 2-47430/2-29358


This Post-Effective Amendment comprises the following papers and documents:

The Cover Page.

Part A.

         The prospectus.

Part B.

         Statement of Additional Information.

Part C.

         Other Information.

         Signatures.